CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 2,732		$ 2,437
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	55,009,730		54,785,756
Ordinary shares, shares outstanding	37,841,603		42,380,158
Treasury stock, shares	17,168,127		12,405,598